Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Discloure of Significant Accounting Policies
Description of accounting policy for recognition of revenue [text block]
Revenue recognition

Revenue from fee-based English language training and assessment services and licenses are recognized upon delivery based on the terms of the agreement and when the risk of ownership is transferred and collectability is reasonably assured.

When the outcome of long-term service contracts cannot be reliably estimated, all contract related costs are expensed and revenues are recognized only to the extent that those costs are recoverable. When the uncertainties that prevented reliable estimation of the outcome of a contract no
longer exist, contract revenue and expenses are recognized using the stage of completion method based on milestones achieved.

Revenue from royalty and licensing sales is recognized based on confirmation of finished products produced by the Company’s co-publishing partners and when collectability is reasonably assured. Royalty revenue from audiovisual products is recognized based on the confirmation of sales by its co-publishing partners, and when collectability is reasonably assured. Royalty revenues are not
subject to right of return or product warranties. Revenue from the sale of published and supplemental products is recognized upon delivery and when the risk of ownership is transferred and collectability is reasonably assured.

The Company does
not
recognize non-monetary revenues until the service received is exchanged and the amount can be reliably estimated. Non-monetary revenues are measured at the fair value of services received.

Description of accounting policy for comprehensive income [text block]
Comprehensive income (loss)

Comprehensive income (loss) measures net profit for the period plus other comprehensive income. Other comprehensive income (loss) consists of changes in equity, such as changes to foreign currency translation adjustments of foreign operations during the period. Amounts reported as other comprehensive income are accumulated in a separate component of shareholders’ equity as accumulated other comprehensive income.

Description of accounting policy for property, plant and equipment [text block]
Property and equipment

Property and equipment are initially recorded at cost. Depreciation is provided using methods outlined below at rates intended to depreciate the cost of assets over their estimated useful lives.

Method	Rate

Computer and office equipment	Declining balance 20%

Description of accounting policy for software and web development costs [text block]
Software and web development costs

The Company capitalizes all costs related to the development of its fee-based English Language Learning products and services when the feasibility and profitability of the project can be reasonably considered certain. Expenditure on development activities, whereby research findings are applied to a plan or design for the production of new or substantially improved products and processes, is capitalized if the product or process is technically and commercially feasible and the Group has sufficient resources to complete development. The expenditure capitalized includes the cost of material, and direct labour. Other development expenditure is recognized in the statement of comprehensive income (loss) as an expense as incurred. Capitalized development expenditure is stated at cost less accumulated amortization and impairment losses. The software and web development cost are being amortized on a straight-line basis over the useful life of the asset, which is estimated to be
3
years.

Description of accounting policy for content development costs [text block]
Content development costs

The Company capitalizes all costs related to content development of its fee-based English Language Learning products and services when the feasibility and profitability of the project can be reasonably considered certain. Expenditure on content development activities, whereby research findings are applied to a plan or design for the production of new or substantially improved products and processes, is capitalized if the product or process is technically and commercially feasible and the Group has sufficient resources to complete development. The expenditure capitalized includes the cost of material, and direct labour. Other development expenditure is recognized in the statement of comprehensive income (loss) as an expense as incurred. Capitalized content development expenditure is stated at cost less accumulated amortization and impairment losses. The content development costs are being amortized on a straight-line basis over the useful life of the asset, which is estimated to be
5
years.

Description of accounting policy for goodwill [text block]
Goodwill

Goodwill represents the excess of the purchase price over the fair value of the net identifiable assets of an acquired business.

The Company measures goodwill as the fair value of the consideration transferred including the recognized amount of any non-controlling interest in the venture, less the net recognized amount (fair value) of the identifiable assets acquired and liabilities assumed, all measured as of the acquisition date. When the excess is negative, a bargain purchase gain is recognized immediately in net profit.

The Company elects on a transaction-by-transaction basis whether to measure non-controlling interest at its fair value, or at its proportionate share of the recognized amount of the identifiable net assets, at the acquisition date. Transaction costs, other than those associated with the issue of debt or equity securities, that the Company incurs in connection with a business combination are expensed as incurred.

Description of accounting policy for government grants [text block]
Government grants

The Company receives government grants based on certain eligibility criteria for book publishing industry development in Canada. These government grants are recognized quarterly and are recorded as a reduction of general and administrative expenses to offset direct costs funded by the grant during the period in which the criteria to receive the grant is met. The Company records a liability for the repayment of the grants and a charge to operations in the period in which conditions arise that will cause the government grants to be repayable.

Description of accounting policy for income tax [text block]
Current and deferred income taxes

Income tax on the profit or loss for the periods presented comprises current and deferred tax. Income tax is recognized in profit or loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity. Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at period end, adjusted for amendments to tax payable with regards to previous years.

Deferred taxation is recognized using the liability method on temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

However, the deferred taxation is
not
recognized if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred taxation is determined using tax rates (and laws) that have been enacted or substantially enacted by the reporting date and are expected to apply when the related deferred tax asset is realized or the deferred tax liability is settled.

A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the temporary difference can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no
longer probable that the related tax benefit will be realized.

Deferred income tax is provided on temporary differences arising on investments in subsidiaries, associates and joint ventures, except where the timing of the reversal of the temporary difference is controlled by the Company and it is probable that the temporary difference will not
reverse in the foreseeable future.

Deferred tax assets and deferred tax liabilities are offset, if a legally enforceable right exists to offset current income tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Description of accounting policy for foreign currency translation [text block]
Foreign currency translation

Foreign currency transactions are initially recorded in the functional currency at the transaction date exchange rate. At the balance sheet date, monetary assets and liabilities denominated in a foreign currency are translated into the functional currency at the reporting date exchange rate. Foreign exchange gains and losses resulting from the settlement of such transactions and from the remeasurement of monetary items at year-end exchange rates are recognized in the income statement. Non-monetary items measured at historical cost are translated using the historical exchange rate. Non-monetary items measured at fair value are translated using the exchange rates at the date when fair value was determined.

Financial statements of subsidiaries, affiliates and joint ventures for which the functional currency is not
the Canadian Dollar are translated into the Canadian Dollar as follows: all asset and liability accounts are translated at the balance sheet exchange rate and all earnings and expense accounts and cash flow statement items are translated at average exchange rates for the period. The resulting translation gains and losses are recorded as foreign currency translation adjustments in other comprehensive income (loss) and recorded in accumulated other comprehensive income in equity. On disposal of a foreign operation the cumulative translation differences recognized in equity are reclassified to the statement of comprehensive income (loss) and recognized as part of the gain or loss on disposal. Goodwill and fair value adjustments arising on the acquisition of a foreign entity have been treated as assets and liabilities of the foreign entity and translated into Canadian Dollars at the balance sheet rate.

Foreign exchange gains or losses arising from a monetary item receivable from or payable to a foreign operation, the settlement of which is neither planned nor likely to occur in the foreseeable future and which in substance is considered to form part of the net investment in the foreign operation, are recognized in other comprehensive income (loss).

Description of accounting policy for earnings per share [text block]
Earnings (loss) per share

Earnings (loss) per share is computed by dividing the earnings (loss) for the year by the weighted average number of common shares outstanding during the year, including contingently issuable shares which are included when the conditions necessary for issuance have been met. Diluted earnings per share is calculated in a similar manner, except that the weighted average number of common shares outstanding is increased to include potentially issuable common shares from the assumed exercise of common share purchase options and warrants, if dilutive.

Description of accounting policy for share-based payment transactions [text block]
Share-based compensation plan

The share-based compensation plan allows the Company employees and consultants to acquire shares of the Company. The fair value of share-based payment awards granted is recognized as an employee or consultant expense with a corresponding increase in equity. An individual is classified as an employee when the individual is an employee for legal or tax purposes (direct employee) or provides services similar to those performed by a direct employee.

Each tranche in an award is considered a separate award with its own vesting period and grant date fair value. The fair value is measured at grant date and each tranche is recognized on a graded vesting basis over the period during which the share purchase options vest. The fair value of the share-based payment awards granted is measured using the Black-Scholes option pricing model taking into account the terms and conditions upon which the awards were granted. At each financial position reporting date, the amount recognized as an expense is adjusted to reflect the actual number of awards, for which the related service and non-market vesting conditions are expected to be met.

For equity-settled share-based payment transactions with non-employees, the Company measures the goods or services received, and the corresponding increase in equity, directly, at the fair value of the goods or services received, unless that fair value cannot be estimated reliably, in which cases, the Company measures their value, and the corresponding increase in equity, indirectly, by reference to the fair value of the equity instruments granted.

Description of accounting policy for financial instruments [text block]
Financial instruments

All financial instruments are recorded initially at fair value. In subsequent periods, all financial instruments are measured based on the classification adopted for the financial instrument: fair value through profit and loss (“FVTPL”); held to maturity; loans and receivables; and available for sale or other financial liability.

Financial assets: FVTPL assets are subsequently measured at fair value with the change in the fair value recognized in net profit during the period.

Loans and receivables are subsequently measured at amortized cost using the effective interest rate method.

Financial liabilities: Other financial liabilities are subsequently measured at amortized cost using the effective interest rate method. Transaction costs are costs that are directly attributable to a financial instrument’s origination, acquisition, issuance or assumption, are included in the fair value adjustment of the financial instrument. These costs are amortized over the life of the financial instrument.

The Company has classified its financial instruments as follows:

Financial Instrument	Classification
Cash	FVTPL
Accounts and grants receivable	Loans and receivables
Accounts payable	Other financial liabilities
Accrued liabilities	Other financial liabilities
Loans payable	Other financial liabilities

The Company’s financial instruments measured at fair value on the balance sheet consist of cash, which is measured at level
1
of the fair value hierarchy. There are
three
levels of the fair value hierarchy as follows:

Level
1:
Values based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical assets or liabilities.

Level
2:
Values based on quoted prices in markets that are
not
active or model inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.

Level
3:
Values based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

Description of accounting policy for impairment of assets [text block]
Impairment of long-lived assets

The Company’s property and equipment and intangibles with finite lives are reviewed for an indication of impairment at each balance sheet date. The Company’s intangible assets that have an indefinite life or are not
ready for use are
not
subject to amortization and are tested annually for impairment. Goodwill is reviewed for impairment annually or at any time if an indicator of impairment exists. If indication of impairment exists, the asset’s recoverable amount is estimated. The recoverable amount is the greater of the asset’s fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. An impairment loss is recognized when the carrying amount of an asset, or its cash-generating unit, exceeds its recoverable amount. A cash-generating unit is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. Impairment losses are recognized in profit and loss for the period.

An impairment loss, other than goodwill impairment, is reversed if there is an indication that there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not
exceed the carrying amount that would have been determined, net of depreciation or amortization, if no
impairment loss had been recognized.

Goodwill represents the excess of the cost of an acquisition over the fair value of the Company’s share of identifiable net assets of the acquired subsidiary at the date of acquisition. Goodwill is carried at cost less accumulated impairment losses. Goodwill is allocated to each cash generating unit (“CGU”) or group of CGUs that are expected to benefit from the related business combination. A group of CGUs represents the lowest level within the entity at which the goodwill is monitored for internal management purposes, which is not
higher than an operating segment.

For the purposes of impairment testing, goodwill is allocated to each of the Group’s cash-generating units (or groups of cash-generating units) that is expected to benefit from the synergies of the combination.

A cash-generating unit to which goodwill has been allocated is tested for impairment annually, or more frequently when there is indication that the unit may
be impaired. If the recoverable amount of the cash-generating unit is less than its carrying amount, the impairment loss is allocated first
to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro rata based on the carrying amount of each asset in the unit. Any impairment loss for goodwill is recognized directly in profit or loss in the consolidated statement of comprehensive loss.

An impairment loss recognized for goodwill is
not
reversed in subsequent periods. On disposal of the relevant cash-generating unit, the attributable amount of goodwill is included in the determination of the profit or loss on disposal. Determining whether goodwill is impaired requires an estimation of the higher of fair value less costs of disposal and value in use of the cash-generating units to which goodwill has been allocated. The value in use calculation requires the management to estimate the future cash flows expected to arise from the cash-generating unit and a suitable discount rate in order to calculate present value.

Description of accounting policy for leases [text block]
Leases

Leases are classified as either finance or operating. Leases that transfer substantially all of the risks and benefits of ownership of the leased asset to the Company are classified as finance leases. Finance leases are capitalized at the lease’s commencement at the lower of fair value of the leased asset and the present value of the minimum lease payments. Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Rental payments, net of any incentives received from the lessor, are charged to earnings on a straight-line basis over the period of the lease.

Description of accounting policy for warrants [text block]
Warrants

From time to time, the Company
may
issue warrants as a means of raising capital.  The Company values warrants using the Black-Scholes pricing model.  Any transaction costs arising on the issue of warrants are recognized in equity as a reduction of the proceeds from warrants. In the event that warrants are exercised, the fair value of the warrants issued is reclassified from warrants to share capital.  In the event that warrants expire unexercised, their value is transferred from warrants to share-based payment reserve.